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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
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   Address:      3033 E. First Avenue, Suite 307, Denver, CO  80206
                 --------------------------------------------------

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Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Scott A. Bennewitz        Denver, Colorado    February 8, 2010
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 58
                                        --------------------

Form 13F Information Table Value Total: $140,143
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

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                           FORM 13F INFORMATION TABLE

      Column 1         Column 2    Column 3  Column 4             Column 5             Column 6     Column 7          Column 8
------------------  -------------- --------- -------- ------------------------------ ---------- -------------- -------------------
                                             Value(x  Shares or PRN                  Investment                  Voting Authority
   Name of Issuer   Title of Class   Cusip     1000)      Amount     SH/PRN PUT/CALL Discretion Other Managers   Sole    Shared None
-----------------------------------------------------------------------------------------------------------------------------------
ACACIA
 RSRCH-TECHLGY      COM            00388130  1,618    177,618        SH              Sole                      177,618
AEROVIRONMENT       COM            00807310  855      29,400         SH              Sole                      29,400
AMER SCIENCE &
 ENGNR              COM            02942910  1,317    17,360         SH              Sole                      17,360
AMERICA SERVICE
 GRP                COM            02364L10  4,865    306,580        SH              Sole                      306,580
AMERICA'S CAR-MART  COM            03062T10  4,233    160,773        SH              Sole                      160,773
ART TECHNOLOGY
 GROUP              COM            04289L10  1,396    309,525        SH              Sole                      309,525
AXT                 COM            00246W10  4,612    1,419,048      SH              Sole                      1,419,048
BAKER (MICHAEL)     COM            05714910  2,227    53,800         SH              Sole                      53,800
BALCHEM             COM            05766520  3,449    102,933        SH              Sole                      102,933
BALDOR ELECTRIC     COM            05774110  1,399    49,800         SH              Sole                      49,800
BIOVAIL             COM            09067J10  3,084    220,900        SH              Sole                      220,900
BRIGHTPOINT         COM            10947340  2,344    318,979        SH              Sole                      318,979
CEVA                COM            15721010  2,227    173,200        SH              Sole                      173,200
COLDWATER CREEK     COM            19306810  2,109    472,800        SH              Sole                      472,800
COMTECH TELECOMM    COM            20582620  1,847    52,700         SH              Sole                      52,700
DELUXE              COM            24801910  2,482    167,843        SH              Sole                      167,843
DG FASTCHANNEL      COM            23326R10  1,489    53,300         SH              Sole                      53,300
DYNAMEX             COM            26784F10  1,722    95,136         SH              Sole                      95,136
ENERGYSOLUTIONS     COM            29275620  1,327    156,300        SH              Sole                      156,300
ENNIS               COM            29338910  1,868    111,257        SH              Sole                      111,257
ENTEGRIS            COM            29362U10  1,274    241,200        SH              Sole                      241,200
ENTROPIC
 COMMUNICATI        COM            29384R10  1,353    440,592        SH              Sole                      440,592
EXIDE TECHNOLOGIES  COM            30205120  2,737    385,000        SH              Sole                      385,000
EXPONENT            COM            30214U10  1,728    62,060         SH              Sole                      62,060
GEO GROUP (THE)     COM            36159R10  3,584    163,800        SH              Sole                      163,800
GRAFTECH INT'L      COM            38431310  1,871    120,300        SH              Sole                      120,300
GSE SYSTEMS         COM            36227K10  1,688    307,998        SH              Sole                      307,998
HERITAGE-CRYSTAL
 CLE                COM            42726M10  991      94,753         SH              Sole                      94,753
HMS HLDGS           COM            40425J10  2,654    54,503         SH              Sole                      54,503
II-VI               COM            90210410  2,171    68,279         SH              Sole                      68,279
INSPIRE PHARM       COM            45773310  2,228    403,663        SH              Sole                      403,663
KENSEY NASH         COM            49005710  2,749    107,800        SH              Sole                      107,800
KING
 PHARMACEUTICALS    COM            49558210  3,530    287,700        SH              Sole                      287,700
LINCARE HLDGS       COM            53279110  4,073    109,700        SH              Sole                      109,700
LIVEPERSON          COM            53814610  1,350    193,751        SH              Sole                      193,751
LSB INDUSTRIES      COM            50216010  1,434    101,700        SH              Sole                      101,700
MATRIX SERVICE      COM            57685310  2,669    250,600        SH              Sole                      250,600
MEADOWBROOK INSR
 GRP                COM            58319P10  2,213    299,000        SH              Sole                      299,000
METTLER-TOLEDO
 INT'L              COM            59268810  3,559    33,900         SH              Sole                      33,900
MIPS TECHNOLOGIES   COM            60456710  5,063    1,158,684      SH              Sole                      1,158,684
MONARCH CASINO &
 RES                COM            60902710  1,228    151,600        SH              Sole                      151,600
MULTI-COLOR         COM            62538310  1,775    145,110        SH              Sole                      145,110
MULTI-FINELINE
 ELECT              COM            62541B10  2,637    92,940         SH              Sole                      92,940
NATUS MEDICAL       COM            63905010  2,844    192,300        SH              Sole                      192,300
NETSCOUT SYSTEMS    COM            64115T10  2,952    201,900        SH              Sole                      201,900
NVE                 COM            62944520  3,732    90,400         SH              Sole                      90,400
OPLINK COMMUNIC     COM            68375Q40  1,307    79,717         SH              Sole                      79,717
RPM INT'L           COM            74968510  2,387    117,400        SH              Sole                      117,400
SAIA                COM            78709Y10  193      12,999         SH              Sole                      12,999
SUPERIOR ENERGY     COM            86815710  2,698    111,058        SH              Sole                      111,058
TEMPUR-PEDIC INT'L  COM            88023U10  4,889    206,900        SH              Sole                      206,900
TEXAS ROADHOUSE     COM            88268110  1,395    124,200        SH              Sole                      124,200
TRANSACT TECH       COM            89291810  1,504    216,730        SH              Sole                      216,730
TYLER TECHNOLOGIES  COM            90225210  2,771    139,200        SH              Sole                      139,200
WABTEC              COM            92974010  3,484    85,300         SH              Sole                      85,300
WATERS              COM            94184810  3,482    56,200         SH              Sole                      56,200
WEB.COM GROUP       COM            94733A10  1,954    299,187        SH              Sole                      299,187
WMS INDUSTRIES      COM            92929710  3,524    88,100         SH              Sole                      88,100